Significant Accounting Policies and Practices and Recent Accounting Pronouncements - Foreign Currency Translation (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	$ 309.0	$ 220.9	$ (40.7)
Conversion Gains and Losses on Foreign Investments	(6.4)	(6.8)	(26.8)
Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	$ (77.7)	$ (92.4)	$ (87.3)